FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Schedule of Trading and Other Financial Assets at Fair Value Through Profit or Loss
These assets are comprised as follows:

	2021			2020
	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total	Trading assets	Other financial assets mandatorily at fair value through profit or loss	Total
	£m	£m	£m	£m	£m	£m
Loans and advances to banks	486	3,684	4,170	229	4,238	4,467
Loans and advances to customers	14,435	10,933	25,368	12,765	11,244	24,009
Debt securities:
Government securities	6,579	11,101	17,680	7,574	13,048	20,622
Other public sector securities	—	2,731	2,731	—	2,354	2,354
Bank and building society certificates of deposit	—	6,297	6,297	—	4,841	4,841
Asset-backed securities:
Mortgage-backed securities	12	421	433	7	460	467
Other asset-backed securities	3	272	275	4	261	265
Corporate and other debt securities	245	19,557	19,802	246	17,888	18,134
	6,839	40,379	47,218	7,831	38,852	46,683
Treasury and other bills	—	19	19	—	18	18
Contracts held with reinsurers[1]	—	12,371	12,371	—	19,543	19,543
Equity shares	—	117,625	117,625	—	96,449	96,449
Total	21,760	185,011	206,771	20,825	170,344	191,169
1Previously included within assets arising from reinsurance contracts held.